Share Capital and Additional Paid in Capital Authorized	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share Capital And Additional Paid In Capital Authorized [Abstract]
Share Capital and Additional Paid in Capital Authorized
5.
SHARE CAPITAL AND ADDITIONAL PAID IN CAPITAL AUTHORIZED

As of March 31, 2025 and December 31, 2024, the Company had 48,356,596 and 44,667,815 common shares, 5,537,313 and 5,537,313 Class A Non-Voting Common Shares, and 9,796,423 and 11,553,599 Class B Non-Voting Shares outstanding, respectively.

12. SHARE CAPITAL AND ADDITIONAL PAID-IN CAPITAL AUTHORIZED

The Company has authorized share capital of 200,000,000 shares of common stock, par value $0.001 per share.

On July 12, 2021 the Company completed a share capital reorganization creating a new class of shares, Class B non-voting shares. As of December 31, 2023, the Company had 40,420,350 common shares, 5,537,313 Class A common shares, and 12,968,208 Class B non-voting shares outstanding. As of December 31, 2024, the Company had 44,667,815 common shares, 5,537,313 Class A common shares, and 11,553,599 Class B non-voting shares outstanding.

Share issuance

During the year ended December 31, 2024:

•
The Company issued 2,080,648 common stock shares pursuant to 2,080,648 RSUs.
•
The Company issued 752,208 common stock shares for net proceeds of $386,770 pursuant to the Employees Stock Purchase plan.

During the year ended December 31, 2023:

•
The Company issued 2,727,083 common shares for net proceeds of $1,358,113 pursuant to the exercise of 2,727,083 share purchase warrants.
•
The Company issued 1,803,992 common stock shares pursuant to 1,723,650 RSUs.
•
The Company issued 150,000 common stock shares for net proceeds of $68,182 pursuant to the exercise of stock options.
•
The Company issued 804,314 common stock shares for net proceeds of $446,564 pursuant to the Employees Stock Purchase plan.

Share purchase warrants

The following is a summary of share purchase warrants activities during the years ended December 31, 2024 and 2023:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
Outstanding January 1, 2023	19,633,911	$1.18
Issued	10,142,874	1.00
Exercised	(2,727,083)	0.48
Expired	(4,530,808)	0.99
Outstanding December 31, 2023	22,518,894	$1.35
Issued	—	—
Exercised	—	—
Expired	(4,786,130)	1.24
Outstanding December 31, 2024	17,732,764	$1.21

As of December 31, 2024, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
7,537,313	USD$1.50	1.33	April 29, 2026
10,195,451	USD$1.00	5.50	Jun 30, 2030
17,732,764

As of December 31, 2023, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
4,838,707	USD$1.24	0.24	March 28, 2024
7,537,313	USD$1.50	2.33	April 29, 2026
10,142,874	USD$1.00	6.50	June 30, 2030
22,518,894

Share-based payments

The maximum number of Voting Shares issuable pursuant to share-based payment arrangements, including stock options, restricted share units and performance share units, is 9,400,000.

Stock options

The Company grants stock options to directors, officers, employees and consultants as compensation for services, pursuant to its Amended Stock Option Plan (the “Stock Option Plan”). The maximum price shall not be less than the closing price of the Company’s shares on the last trading day preceding the date on which the grant of options is approved by the Board of Directors. Options have a maximum expiry period of ten years from the grant date. Vesting conditions are determined by the Board of Directors in its discretion with certain restrictions in accordance with the Stock Option Plan.

The following is a summary of stock option activities for the years ended December 31, 2024 and 2023:

	Number of stock options	Weighted average exercise price	Weighted average grant date fair value
Outstanding January 1, 2023	820,668	$0.25	$0.48
Granted	—	—	—
Exercised	(150,000)	0.48	0.16
Forfeited	(200,000)	0.25	0.57
Outstanding December 31, 2023	470,668	$0.25	$0.54
Granted	—	—	—
Exercised	—	—	—
Forfeited	(224,001)	0.31	0.46
Outstanding December 31, 2024	246,667	$0.25	$0.67

As of December 31, 2024, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
246,667	246,667	$0.25	—	June 23, 2025
246,667	246,667

As of December 31, 2023, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
420,668	420,668	$0.25	1.48	June 23, 2025
50,000	50,000	$0.62	1.73	September 23, 2025
470,668	470,668

The Company recognizes share-based payments expense for all stock options granted using the fair value based method of accounting. The fair value of stock options is determined by the Black-Scholes Option Pricing Model with assumptions for risk-free interest rates, dividend yields, volatility factors of the expected market price of the Company’s shares, forfeiture rate, and expected life of the options.

There were no stock options granted during the years ended December 31, 2024 and 2023.

Restricted share units

The Company grants restricted share units (“RSUs”) to directors, officers, employees and consultants as compensation for services, pursuant to its Amended RSU Plan (the “RSU Plan”). One restricted share unit has the same value as a Voting Share. The number of RSUs awarded and underlying vesting conditions are determined by the Board of Directors in its discretion.

At the election of the Board of Directors, upon each vesting date, participants receive (a) the issuance of Voting Shares from treasury equal to the number of RSUs vesting, or (b) a cash payment equal to the number of vested RSUs multiplied by the fair market value of a Voting Share, calculated as the closing price of the Voting Shares on the CBOE CA for the trading day immediately preceding such payment date; or (c) a combination of (a) and (b).

On the grant date of RSUs, the Company determines whether it has a present obligation to settle in cash. If the Company has a present obligation to settle in cash, the RSUs are accounted for as liabilities, with the fair value remeasured at the end of each reporting period and at the date of settlement, with any changes in fair value recognized in profit or loss for the period. The Company has a present obligation to settle in cash if the choice of settlement in shares has no commercial substance, or the Company has a past practice or a stated policy of settling in cash, or generally settles in cash whenever the counterpart asks for cash settlement.

If no such obligation exists, RSUs are accounted for as equity settled share-based payments and are valued using the share price on grant date. Upon settlement:

a.
If the Company elects to settle in cash, the cash payment is accounted for as the repurchase of an equity interest (i.e. as a deduction from equity), except as noted in (c) below.
b.
If the Company elects to settle by issuing shares, the value of RSUs initially recognized in reserves is reclassified to capital, except as noted in (c) below.
c.
If the Company elects the settlement alternative with the higher fair value, As of the date of settlement, the Company recognizes an additional expense for the excess value given (i.e. the difference between the cash paid and the fair value of shares that would otherwise have been issued, or the difference between the fair value of the shares and the amount of cash that would otherwise have been paid, whichever is applicable).

The following is a summary of RSU activities for the years ended December 31, 2024 and 2023:

	Number of RSUs	Weighted average grant date fair value per RSU
Outstanding January 1, 2023	3,305,837	$1.14
Granted	4,351,944	0.91
Vested	(1,741,152)	0.87
Forfeited	(860,361)	0.88
Outstanding December 31, 2023	5,056,268	$0.98
Granted	4,010,000	0.52
Vested	(2,080,648)	1.01
Forfeited	(1,612,247)	0.90
Outstanding December 31, 2024	5,373,373	$0.65

During the years ended December 31, 2024 and 2023, the Company recognized total share-based payments expense with respect to stock options, RSUs and employees' stock purchase plan of $1.7 million and $2.5 million, respectively.

The remaining compensation that has not been recognized as of December 31, 2024 and 2023 with regards to RSUs and the weighted average period they will be recognized are $2.4 million and 1.99 years and $3.2 million and 2.02 years, respectively.

Employee Stock Purchase Plan

In September 2021, the Board adopted the GlobalX 2021 Employee Stock Purchase Plan (“ESPP”). There are 2 offering periods that the employees make contributions to the plan. The first offering period starts from May 16th to October 31st and the second offering period starts from November 1st to May 15th of each year. Eligible employees may purchase maximum of 10,000 of the Company's common stock per offering through payroll deductions at a price equal to 85% of the lower of the fair market values of the stock as of the beginning or the end of six-month offering periods. An employee's payroll deductions under the ESPP are limited to 15% of the employee's compensation and an employee may not purchase more than $25 thousand of stock during any calendar year in which the employee’s option to purchase stock under the ESPP is outstanding at any time.

At the Annual Meeting of Stockholders of Global Crossing Airlines Group Inc. (the “Company”) held on November 22, 2024 (the “2024 Annual Meeting”), the Company’s stockholders approved an amendment to the Company’s Employee Stock Purchase Plan (the “Plan”). The amendment was approved by Company’s Board of Directors, subject to the approval of Company’s stockholders, and became effective with such stockholder approval on November 22, 2024.

As a result of such stockholder approval, the Plan was amended to increase the number of shares authorized for issuance under the Plan by 3,000,000 shares (from 1,000,000 shares to 4,000,000 shares).

During 2024 and 2023, the Company issued 752,208 and 804,314 common shares issued under the ESPP and recorded Proceeds on issuance of shares of $0.3 million and $1.9 million, respectively.

As of December 31, 2024 and 2023, total recognized equity-based compensation costs related to ESPP were approximately $0.1 million.

ESPP payroll contributions accrued at December 31, 2024 and December 31, 2023 totaled $0.1 million, and are included within accrued expenses in the consolidated balance sheets. Employee payroll contributions used to purchase shares under the ESPP will be reclassified to stockholders' equity at the end of the offering period.